                      SUPPLEMENT DATED APRIL 30, 2021 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Specifically, this supplement provides updates with respect to the following:

    a. Notice Regarding Fund and Portfolio Shareholder Reports
    b. Asset Allocation Model Update

Please read the supplement carefully and keep it with your prospectus for future reference.

    a. Notice Regarding Fund and Portfolio Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

    b. Asset Allocation Program -- Model Update

Effective after the close of business July 23, 2021, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

18891CBNY SUPP 4/30/21

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              AB Large Cap Growth Portfolio -- Class B                        1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              American Century VP Ultra(R) Fund -- Class I                    1%      2%      2%      3%
                              ---------------------------------------------------------------------------------------------
                              Deutsche DWS Capital Growth VIP -- Class B Shares               2%      3%      4%      5%
                              ---------------------------------------------------------------------------------------------
                              Franklin Large Cap Growth VIP Fund -- Class 2 Shares            1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              American Century VP Disciplined Core Value Fund -- Class 1      2%      6%      7%      9%
                              ---------------------------------------------------------------------------------------------
                              Deutsche DWS CROCI(R) U.S. VIP -- Class B Shares                1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       2%      9%     13%     15%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Invesco V.I. Main Street Small Cap Fund(R) -- Series II
                              shares                                                          1%      1%      2%      3%
                              ---------------------------------------------------------------------------------------------
                              JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Fidelity VIP Equity-Income Portfolio -- Service Class 2         2%      5%      8%     11%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                  Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      American Century VP International Fund -- Class I               2%      4%      6%      8%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        50%     37%     25%     12%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      18%     14%      9%      5%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
AB Large Cap Growth Portfolio -- Class B                        5%
--------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class I                    4%
--------------------------------------------------------------------
Deutsche DWS Capital Growth VIP -- Class B Shares               7%
--------------------------------------------------------------------
Franklin Large Cap Growth VIP Fund -- Class 2 Shares            3%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Disciplined Core Value Fund -- Class 1     12%
--------------------------------------------------------------------
Deutsche DWS CROCI(R) U.S. VIP -- Class B Shares                4%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      22%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     3%
--------------------------------------------------------------------
Invesco V.I. Main Street Small Cap Fund(R) -- Series II
shares                                                          3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        13%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I              10%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Main Street Fund(R) -- Series II shares            5%      9%     15%     20%
                              ---------------------------------------------------------------------------------------------
                              JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     15%     20%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              AB Large Cap Growth Portfolio -- Class B                        1%      1%      2%      2%
                              ---------------------------------------------------------------------------------------------
                              American Century VP International Fund -- Class I               1%      1%      2%      3%
                              ---------------------------------------------------------------------------------------------
                              American Century VP Ultra(R) Fund -- Class I                    1%      1%      1%      2%
                              ---------------------------------------------------------------------------------------------
                              DWS Capital Growth VIP -- Class B Shares                        0%      1%      1%      2%
                              ---------------------------------------------------------------------------------------------
                              Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2      0%      1%      1%      2%
                              ---------------------------------------------------------------------------------------------
                              Franklin Templeton VIP Large Cap Growth VIP Fund -- Class 2
                              Shares                                                          0%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. American Franchise Fund -- Series I shares         0%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Capital Appreciation Fund -- Series II shares      0%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AB Growth and Income Portfolio -- Class B                       1%      1%      2%      2%
                              ---------------------------------------------------------------------------------------------
                              American Century VP Disciplined Core Value Fund -- Class I      1%      1%      2%      2%
                              ---------------------------------------------------------------------------------------------
                              American Century VP Value Fund -- Class I                       1%      1%      1%      2%
                              ---------------------------------------------------------------------------------------------
                              DWS CROCI(R) U.S. VIP -- Class B Shares                         0%      1%      1%      2%
                              ---------------------------------------------------------------------------------------------
                              Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2      3%      6%      9%     12%
                              ---------------------------------------------------------------------------------------------
                              Franklin Templeton VIP Franklin Mutual Shares VIP Fund --
                              Class 2 Shares                                                  0%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Franklin Templeton VIP Templeton Foreign VIP Fund -- Class
                              2 Shares                                                        0%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     0%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        24%     18%     12%      6%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   24%     18%     12%      6%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      24%     17%     12%      5%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    6%      5%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        2%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Invesco V.I. Main Street Fund(R) -- Series II shares           24%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      25%
--------------------------------------------------------------------
AB Large Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               3%
--------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class I                    2%
--------------------------------------------------------------------
DWS Capital Growth VIP -- Class B Shares                        2%
--------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2      2%
--------------------------------------------------------------------
Franklin Templeton VIP Large Cap Growth VIP Fund -- Class 2
Shares                                                          2%
--------------------------------------------------------------------
Invesco V.I. American Franchise Fund -- Series I shares         2%
--------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund -- Series II shares      2%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       3%
--------------------------------------------------------------------
American Century VP Disciplined Core Value Fund -- Class I      3%
--------------------------------------------------------------------
American Century VP Value Fund -- Class I                       2%
--------------------------------------------------------------------
DWS CROCI(R) U.S. VIP -- Class B Shares                         2%
--------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2     14%
--------------------------------------------------------------------
Franklin Templeton VIP Franklin Mutual Shares VIP Fund --
Class 2 Shares                                                  2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class
2 Shares                                                        2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     2%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------